CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash		$ 35,299
Acquisition Deposit	65,000	40,000
TOTAL ASSETS	65,000	75,299
CURRENT LIABILITIES
Accounts Payable	21,800	12,435	85
Accrued expenses	2,589
Bank overdraft	1,447
Convertible debentures	75,000
TOTAL CURRENT LIABILITIES	100,836	12,435	85
STOCKHOLDERS' EQUITY
Preferred stock, $0.0001 par value, authorized: 75,000,000 shares, Issued and outstanding: None
Common stock, $0.0001 par value, authorized: 425,000,000 shares, Issued and outstanding: 113,043,526 and 112,967,500 and 112,500,000 shares issued and outstanding respectively	11,304	11,297	11,250
Additional Paid in Capital	562,485	459,953	(7,500)
Deficit accumulated during the development stage	(609,625)	(408,386)	(3,835)
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	(35,836)	62,864	(85)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 65,000	$ 75,299